Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total Revenue	$ 638	$ 82
Sale of produce
Disaggregation of Revenue [Line Items]
Total Revenue	551	$ 82
Sale of intellectual property
Disaggregation of Revenue [Line Items]
Total Revenue	$ 87
Minimum
Disaggregation of Revenue [Line Items]
Revenue payment terms	10 days
Maximum
Disaggregation of Revenue [Line Items]
Revenue payment terms	20 days